Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 236,815	$ 26,650
Accounts receivable, net	885,628	517,583
Subscriptions receivable		200,000
Other receivables	11,763	1,241
Prepaid expenses and other current assets	194,087	128,689
Inventory	455,088
Total Current Assets	1,783,381	874,163
Property and equipment, net	5,626,744	5,643,941
Intangible assets, net	11,192,378	687,500
Goodwill	6,650,621
Other assets	8,251	8,251
Operating lease right-of-use asset, net	1,717,736	194,112
Total Non-current Assets	25,195,730	6,533,804
TOTAL ASSETS	26,979,111	7,407,967
Current Liabilities:
Accounts payable and accrued expenses	2,455,803	736,658
Customer deposits	312,544
Accrued payroll and related taxes	192,995	50,983
Derivative liability	209,519
Notes payable, net	4,532,170	1,098,158
Operating lease liability	349,651	95,243
Total Current Liabilities	10,890,819	1,981,042
Notes payable, net of current portion and discounts	2,539,824	2,785,531
Long-term notes, net of deferred financing costs
Operating lease liability, net of current portion	1,437,237	115,290
Total Non-current Liabilities	3,977,061	2,900,821
Total Liabilities	14,867,880	4,881,863
MEMBERS’ EQUITY (DEFICIENCY)
Members’ equity (deficiency)		2,526,104
Common stock, par value, $0.0001, 300,000,000 shares authorized, 34,252,778 and 0 issued and outstanding, respectively	3,425
Additional paid in capital	35,676,238
Accumulated deficit	(23,568,649)
Total Members’ Equity (Deficiency)	12,111,231	2,526,104	$ (2,038,379)
TOTAL LIABILITIES AND MEMBERS’ EQUITY (DEFICIENCY)	26,979,111	7,407,967
Titan Trucking LLC [Member]
Current Assets:
Cash		26,650	33,579
Accounts receivable, net		517,583	413,723
Subscriptions receivable		200,000
Other receivables		1,241	426,016
Prepaid expenses and other current assets		128,689	88,314
Total Current Assets		874,163	961,632
Property and equipment, net		5,643,941	3,160,179
Intangible assets, net		687,500
Other assets		8,251	8,251
Operating lease right-of-use asset, net		194,112	276,370
Total Non-current Assets		6,533,804	3,444,800
TOTAL ASSETS		7,407,967	4,406,432
Current Liabilities:
Accounts payable and accrued expenses		736,658	373,647
Accrued payroll and related taxes		50,983	33,039
Notes payable, net		1,118,605	4,905,070
Operating lease liability		95,243	85,303
Total Current Liabilities		1,981,042	5,397,059
Notes payable, net of current portion and discounts		2,858,828	837,219
Long-term notes, net of deferred financing costs		2,785,531	837,219
Operating lease liability, net of current portion		115,290	210,533
Total Non-current Liabilities		2,900,821	1,047,752
Total Liabilities		4,881,863	6,444,811
MEMBERS’ EQUITY (DEFICIENCY)
Members’ equity (deficiency)		2,526,104	(2,038,379)
Total Members’ Equity (Deficiency)		2,526,104	(2,038,379)
TOTAL LIABILITIES AND MEMBERS’ EQUITY (DEFICIENCY)		7,407,967	4,406,432
Series A convertible preferred stock [Member]
MEMBERS’ EQUITY (DEFICIENCY)
Preferred stock value
Series B Convertible Preferred Stock [Member]
MEMBERS’ EQUITY (DEFICIENCY)
Preferred stock value	147
Series C Convertible Preferred Stock [Member]
MEMBERS’ EQUITY (DEFICIENCY)
Preferred stock value	70
Nonrelated Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts – related party	2,393,020
Notes payable, net	3,878,700	1,098,158
Nonrelated Party [Member] | Titan Trucking LLC [Member]
Current Liabilities:
Notes payable, net		1,098,158	1,244,206
Related Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts – related party	445,117
Notes payable, net	$ 653,470
Related Party [Member] | Titan Trucking LLC [Member]
Current Liabilities:
Notes payable, net			$ 3,660,864